UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):        [  ] is a restatement.
                                           [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              Dr. Jeffrey R. Jay, M.D.
                 ------------------------------------------
Address:           165 Mason Street - 3rd Floor
                 ------------------------------------------
                   Greenwich, CT  06830
                 ------------------------------------------

13F File Number: 028-12517

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:
                 ------------------------------------------
Title:
                 ------------------------------------------
Phone:
                 ------------------------------------------

Signature, Place, and Date of Signing:

      /s/ Dr. Jeffrey R. Jay, M.D.         Greenwich, CT        August 15, 2011
------------------------------------   --------------------   ------------------
             [Signature]                   [City, State]        [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE. (Check here if  no holdings reported are  in this report, and all holdings are reported by other reporting manager(s).)

[  ]     13F COMBINATION REPORT. (Check  here  if  a  portion  of  the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         13F File Number            Name

         28-___________             _________________________________________

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2
                                           --------------

Form 13F Information Table Entry Total:         36
                                           --------------

Form 13F Information Table Value Total:    $    156,358
                                           --------------
                                              (thousands)


List of Other Included Managers:           Mr. David Kroin
                                           Great Point Partners, LLC


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.              13F File Number           Name

1                028-13262                 Mr. David Kroin
2                028-11743                 Great Point Partners, LLC

                             TITLE                  VALUE   SHRS OR    SH/   PUT/   INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER               OF CLASS    CUSIP    (x$1000)  PRN AMT    PRN   CALL   DISCRETION   MANAGERS    SOLE    SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
AMAG PHARMACEUTICALS,
INC. CMN                       COM     00163U106        3         150  SH         Share-Defined   1,2            150    0      None
ABIOMED INC CMN                COM     003654100    2,025     125,000  SH         Share-Defined   1,2        125,000    0      None
ACCURAY INC CMN                COM     004397105    2,003     250,000  SH         Share-Defined   1,2        250,000    0      None
ADOLOR CORP CMN                COM     00724X102    3,861   1,940,000  SH         Share-Defined   1,2      1,940,000    0      None
AFFYMAX, INC. CMN              COM     00826A109   14,651   2,132,657  SH         Share-Defined   1,2      2,132,657    0      None
ALIGN TECHNOLOGY INC CMN       COM     016255101    3,648     160,000  SH         Share-Defined   1,2        160,000    0      None
ALPHATEC HOLDINGS INC. CMN     COM     02081G102    2,366     680,000  SH         Share-Defined   1,2        680,000    0      None
AMICUS THERAPEUTICS INC CMN    COM     03152W109   10,341   1,740,927  SH         Share-Defined   1,2      1,740,927    0      None
ANADYS PHARMACEUTICALS,
INC. CMN                       COM     03252Q408    3,055   2,995,458  SH         Share-Defined   1,2      2,995,458    0      None
ARRAY BIOPHARMA INC CMN        COM     04269X105      359     160,269  SH         Share-Defined   1,2        160,269    0      None
BIODELIVERY SCIENCES INTL,
INC CMN                        COM     09060J106    6,212   1,923,100  SH          Share-Defined  1,2      1,923,100    0      None
BIODEL INC CMN                 COM     09064M105    6,997   3,741,611  SH          Share-Defined  1,2      3,741,611    0      None
BIOSANTE PHARMACEUTICALS,
INC. CMN                       COM     09065V203   14,506   5,274,670  SH          Share-Defined  1,2      5,274,670    0      None
CARDICA, INC. CMN              COM     14141R101    1,901     695,000  SH          Share-Defined  1,2        695,000    0      None
CHINA KANGHUI HOLDINGS
SPONSORED ADR CMN              COM     16890V100    1,081      46,100  SH          Share-Defined  1,2         46,100    0      None
CYNOSURE INC CMN CLASS A       COM     232577205    1,815     150,000  SH          Share-Defined  1,2        150,000    0      None
DISCOVERY LABORATORIES INC
NEW CMN                        COM     254668403    4,950   2,200,000  SH          Share-Defined  1,2      2,200,000    0      None
DYNAVAX TECHNOLOGIES CORP CMN  COM     268158102    8,843   3,215,781  SH          Share-Defined  1,2      3,215,781    0      None
EXACT SCIENCES CORP CMN        COM     30063P105      430      50,000  SH          Share-Defined  1,2         50,000    0      None
HANSEN MEDICAL, INC. CMN       COM     411307101      180      52,839  SH          Share-Defined  1,2         52,839    0      None
CALL/MDVN
   @  24 EXP 09/17/2011        CALL    58501N101       24         117  SH  CALL    Share-Defined  1,2            117    0      None
CALL/MDVN
   @  24 EXP 08/20/2011        CALL    58501N101      301       2,000  SH  CALL    Share-Defined  1,2          2,000    0      None
MERIT MEDICAL SYS INC CMN      COM     589889104    2,873     159,894  SH          Share-Defined  1,2        159,894    0      None
NPS PHARMACEUTICALS INC CMN    COM     62936P103   20,484   2,167,623  SH          Share-Defined  1,2      2,167,623    0      None
NANOSPHERE, INC. CMN           COM     63009F105    3,621   2,000,408  SH          Share-Defined  1,2      2,000,408    0      None
ONCOGENEX PHARMACEUTICAL
INC CMN                        COM     68230A106   10,252     601,997  SH          Share-Defined  1,2        601,997    0      None
PALATIN TECHNOLOGIES INC CMN   COM     696077403    4,160   3,250,000  SH          Share-Defined  1,2      3,250,000    0      None
RTI BIOLOGICS, INC. CMN        COM     74975N105    1,355     500,000  SH          Share-Defined  1,2        500,000    0      None
RESMED INC. CMN                COM     761152107    1,950      63,000  SH          Share-Defined  1,2         63,000    0      None
RIGEL PHARMACEUTICALS INC CMN  COM     766559603    5,502     600,000  SH          Share-Defined  1,2        600,000    0      None
SANTARUS INC CMN               COM     802817304    3,588   1,064,600  SH          Share-Defined  1,2      1,064,600    0      None
SOLTA MEDICAL, INC CMN         COM     83438K103    2,412     873,752  SH          Share-Defined  1,2        873,752    0      None
SPECTRANETICS CORP CMN         COM     84760C107    1,542     247,898  SH          Share-Defined  1,2        247,898    0      None
TENGION INC CMN                COM     88034G109    1,092     910,100  SH          Share-Defined  1,2        910,100    0      None
TRIUS THERAPEUTICS INC CMN     COM     89685K100    5,940     750,000  SH          Share-Defined  1,2        750,000    0      None
GIVEN IMAGING LTD CMN          COM     M52020100    2,035     100,000  SH          Share-Defined  1,2        100,000    0      None